Variable Interest Entities - Consolidated Financial Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Variable Interest Entities
Total Assets	¥ 2,373,492		¥ 1,783,412				$ 328,475	$ 265,729
Total liabilities	1,130,270		784,499				156,422
Net revenues	2,091,757	$ 301,280	1,942,113	$ 300,786	¥ 1,834,422	$ 277,107
Net income/(loss)	129,881	18,707	235,869		207,657
Cash flow provided by operating activities	525,322	75,663	238,751		334,033
Cash flow used in investing activities	(248,665)	(35,816)	(286,497)		(14,631)
Cash flow provided by/(used in) financing activities	1,568	226	(1,000)		185,606
Variable interest entity
Variable Interest Entities
Total Assets	2,243,526		1,609,296				310,488
Total liabilities	1,183,705		784,499				$ 163,816
Net revenues	2,091,757	301,280	1,942,113		1,834,422
Net income/(loss)	131,222	18,900	239,445		207,662
Cash flow provided by operating activities	525,229	75,650	242,326		334,038
Cash flow used in investing activities	(201,099)	(28,965)	(286,497)		(14,631)
Cash flow provided by/(used in) financing activities	¥ 1,568	$ 226	¥ (1,000)		¥ 4,895